UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03721

Dreyfus Intermediate Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	08/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
August 31, 2016 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 3.1%
Alabama Port Authority,
Docks Facilities Revenue (Insured;
National Public Finance Guarantee
Corp.)	5.00	10/1/22	3,000,000		3,010,890
Alabama Public School and College
Authority,
Capital Improvement Revenue	5.00	1/1/26	1,500,000		1,904,370
Birmingham Water Works Board,
Water Revenue	5.00	1/1/31	3,260,000		4,082,628
Jefferson County,
Limited Obligation School Warrants	5.25	1/1/17	3,300,000		3,341,217
Jefferson County,
Limited Obligation School Warrants	5.25	1/1/19	2,150,000		2,162,492
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/31	2,000,000		2,541,560
University of Alabama Board of Trustees,
General Revenue (The University of
Alabama)	5.00	7/1/24	6,025,000		7,333,871
					24,377,028
Alaska - .5%
Alaska Industrial Development and Export
Authority,
Revolving Fund Revenue	5.25	4/1/24	3,780,000		4,332,560
Arizona - 1.9%
Phoenix Civic Improvement Corporation,
Junior Lien Wastewater System
Revenue	5.00	7/1/28	5,000,000		6,196,950
Pima County,
Sewer System Revenue Obligations
(Insured; Assured Guaranty Municipal
Corp.) (Prerefunded)	5.00	7/1/20	3,250,000	[a]	3,764,930
Salt River Project Agricultural
Improvement and Power District,
Salt River Project Electric System
Revenue	5.00	12/1/27	4,500,000		5,362,380
					15,324,260
Arkansas - .7%
University of Arkansas Board of Trustees,
Various Facility Revenue (Fayetteville
Campus)	5.00	11/1/35	2,685,000		3,253,039
University of Arkansas Board of Trustees,
Various Facility Revenue (Fayetteville
Campus)	5.00	11/1/36	1,585,000		1,917,676
					5,170,715
California - 12.5%
Arcadia Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/20	1,635,000	[b]	1,386,317

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 12.5% (continued)
Bay Area Toll Authority,
San Francisco Bay Area Subordinate
Lien Toll Bridge Revenue	5.00	4/1/27	1,750,000		2,153,235
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue	5.00	4/1/22	3,500,000		4,254,215
California,
GO (Various Purpose)	5.25	10/1/20	13,060,000		14,899,501
California,
GO (Various Purpose)	5.25	3/1/22	1,250,000		1,446,775
California,
GO (Various Purpose)	5.00	9/1/23	2,500,000		3,068,400
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		3,939,565
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.25	8/15/22	3,000,000		3,267,180
California Housing Finance Agency,
Home Mortgage Revenue (Insured;
FGIC)	4.40	8/1/18	3,310,000		3,336,348
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	3/1/26	1,500,000		1,834,080
California State Public Works Board,
LR (Various Capital Projects)	5.00	12/1/26	4,355,000		5,478,721
California State University Trustees,
Systemwide Revenue	5.00	11/1/22	5,000,000		6,004,500
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.00	12/1/31	1,000,000	[c]	1,180,920
Clovis Unified School District,
GO (Insured; National Public Finance
Guarantee Corp.)	0.00	8/1/22	10,415,000	[b]	9,553,367
Coast Community College District,
GO (Insured; National Public Finance
Guarantee Corp.)	0.00	8/1/20	1,855,000	[b]	1,770,523
Orange County Transportation Authority,
Senior Lien Toll Road Revenue (91
Express Lanes)	5.00	8/15/28	2,500,000		3,063,425
Sacramento City Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	7/1/23	5,065,000	[b]	4,472,243
San Diego County Water Authority,
Water Revenue	5.00	5/1/28	5,000,000		5,909,700
San Diego Public Facilities Financing
Authority,
Subordinated Water Revenue (Payable
Solely from Subordinated Installment
Payments Secured by Net System
Revenues of the Water Utility Fund)	5.00	8/1/28	2,000,000		2,416,920
San Diego Public Facilities Financing
Authority,
Water Revenue (Prerefunded)	5.00	8/1/20	7,560,000	[a]	8,792,960

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 12.5% (continued)
Southern California Public Power
Authority,
Revenue (Canyon Power Project)
(Prerefunded)	5.00	1/1/20	5,000,000	[a]	5,709,750
Southern California Public Power
Authority,
Revenue (Windy Point/Windy Flats
Project)	5.00	7/1/23	1,850,000		2,134,401
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	805,000		817,872
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company Project)	5.00	1/1/22	2,000,000		2,190,360
University of California Regents,
General Revenue	5.25	5/15/23	125,000		130,413
					99,211,691
Colorado - 3.5%
City and County of Denver,
Airport System Subordinate Revenue	5.50	11/15/26	15,640,000		19,201,697
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	5,355,000		5,895,962
E-470 Public Highway Authority,
Senior Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/18	3,000,000	[b]	2,915,220
					28,012,879
Connecticut - 1.5%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	8/1/26	2,500,000		3,175,950
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/32	5,500,000		6,750,700
Connecticut Health and Educational
Facilities Authority,
Revenue (Wesleyan University Issue)
(Prerefunded)	5.00	7/1/20	1,000,000	[a]	1,159,670
Connecticut Health and Educational
Facilities Authority,
Revenue (Wesleyan University Issue)
(Prerefunded)	5.00	7/1/20	1,000,000	[a]	1,159,670
					12,245,990
District of Columbia - 2.4%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/25	2,500,000		2,823,600
District of Columbia Water and Sewer
Authority,
Public Utility Subordinate Lien Revenue	5.00	10/1/27	5,980,000		7,289,620
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/25	3,000,000		3,658,560

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
District of Columbia - 2.4% (continued)
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/35	1,000,000		1,216,610
Washington Metropolitan Area Transit
Authority,
Gross Revenue Transit Bonds	5.25	7/1/23	3,725,000		4,156,690
					19,145,080
Florida - 7.4%
Broward County,
Airport System Revenue	5.00	10/1/22	3,605,000		4,324,882
Broward County,
Port Facilities Revenue	5.00	9/1/21	4,340,000		5,071,203
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/25	16,000,000		19,993,440
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/21	5,000,000		5,897,000
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/20	3,500,000		3,998,540
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/22	2,000,000		2,416,240
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue	5.00	10/1/24	1,480,000		1,858,821
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue	5.00	10/1/30	1,250,000		1,544,838
Hillsborough County,
GO (Unincorporated Area Parks and
Recreation Program) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	1,155,000		1,397,215
Jacksonville Economic Development
Commission,
Health Care Facilities Revenue (Florida
Proton Therapy Institute Project)	6.00	9/1/17	925,000	[c]	969,289
Lee County,
Transportation Facilities Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/24	2,500,000		3,135,600
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)	5.00	2/1/34	2,000,000		2,385,780
Miami-Dade County,
Seaport Revenue	5.75	10/1/28	1,500,000		1,849,680
Miami-Dade County,
Subordinate Special Obligation Revenue	5.00	10/1/26	1,000,000		1,205,340
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	1,415,000		1,560,420
Palm Bay,
Educational Facilities Revenue (Patriot
Charter School Project)	6.75	7/1/22	3,000,000	[d]	1,199,880
					58,808,168

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia - 2.5%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/31	2,000,000		2,484,200
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	3,000,000	[a]	3,498,240
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.00	7/1/27	1,000,000		1,258,390
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000		5,257,360
Main Street Natural Gas, Inc.,
Gas Project Revenue (Guaranty
Agreement; Merrill Lynch and Co., Inc.)	5.50	9/15/28	2,530,000		3,317,918
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.75	1/1/19	730,000		797,591
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/28	2,500,000		3,197,225
					19,810,924
Illinois - 11.0%
Chicago,
Customer Facility Charge Senior Lien
Revenue (Chicago O'Hare International
Airport)	5.50	1/1/26	3,300,000		4,007,850
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/23	3,530,000		4,219,550
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/29	4,000,000		4,781,160
Chicago,
Second Lien Wastewater Transmission
Revenue Project Bonds	5.00	1/1/26	2,500,000		2,938,275
Chicago,
Second Lien Water Revenue	5.00	11/1/25	1,200,000		1,461,924
Chicago,
Second Lien Water Revenue	5.00	11/1/27	2,000,000		2,450,700
Chicago Park District,
Limited Tax GO	5.00	1/1/28	1,000,000		1,154,930
Chicago Park District,
Limited Tax GO	5.00	1/1/30	2,060,000		2,345,310
Cook County Community High School
District Number 219,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/24	2,020,000		2,120,717
Greater Chicago Metropolitan Water
Reclamation District,
GO	5.00	12/1/31	3,275,000		4,081,632
Illinois,
Sales Tax Revenue	5.00	6/15/18	1,700,000		1,827,602
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/28	9,005,000		10,686,954
Illinois Finance Authority,
Revenue (OFS Healthcare System)	5.00	11/15/28	1,205,000		1,473,787
Illinois Finance Authority,
Revenue (Rush University Medical
Center Obligated Group)	5.00	11/15/33	2,140,000		2,579,363

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois - 11.0% (continued)
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/25	5,000,000	5,606,700
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	12/1/32	2,000,000	2,466,320
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/28	5,000,000	5,593,150
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project) (Insured; National Public
Finance Guarantee Corp.)	5.55	6/15/21	1,665,000	1,741,923
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.00	6/1/18	2,290,000	2,446,682
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.25	6/1/21	3,300,000	3,891,789
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.50	6/1/23	2,750,000	3,232,900
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	2,385,000	2,856,443
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/26	7,595,000	8,981,012
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/32	3,655,000	4,282,563
				87,229,236
Indiana - 3.0%
Indiana Finance Authority,
Educational Facilities Revenue (Butler
University Project)	5.00	2/1/30	1,400,000	1,602,132
Indiana Finance Authority,
First Lien Wastewater Utility Revenue
(CWA Authority Project)	5.25	10/1/23	2,500,000	2,984,200
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/36	3,000,000	3,676,560
Indianapolis,
Gas Utility Distribution System Second
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/23	3,500,000	4,025,490
Indianapolis,
Thermal Energy System First Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/18	7,700,000	8,334,249
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/28	2,440,000	2,973,091
				23,595,722
Iowa - .7%
Iowa Finance Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	8/15/32	2,280,000	2,806,976
Iowa Finance Authority,
State Revolving Fund Revenue	5.00	8/1/24	2,000,000	2,385,000
				5,191,976

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Kentucky - 1.1%
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	6,250,000	6,455,250
Pikeville,
Hospital Improvement Revenue
(Pikeville Medical Center, Inc. Project)	6.25	3/1/23	2,195,000	2,598,573
				9,053,823
Louisiana - 2.6%
Louisiana State University Board of
Supervisors and Agricultural and,
Mechanical College, Auxiliary Revenue	5.00	7/1/25	2,000,000	2,280,640
Tobacco Settlement Financing Corporation
of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.00	5/15/27	17,500,000	18,046,525
				20,327,165
Maryland - 1.0%
Maryland Economic Development
Corporation,
EDR (Transportation Facilities Project)	5.38	6/1/25	1,500,000	1,683,990
Maryland Economic Development
Corporation,
Private Activity Revenue (Purple Line
Light Rail Project) (Green Bonds)	5.00	3/31/24	1,000,000	1,171,370
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Peninsula Regional Medical
Center Issue)	5.00	7/1/31	1,740,000	2,103,364
Maryland Health and Higher Educational
Facilities Authority,
Revenue (The Johns Hopkins Health
System Obligated Group Issue)	5.00	7/1/24	1,155,000	1,390,712
Maryland Stadium Authority,
Baltimore City Public Schools
Construction and Revitalization
Program Revenue	5.00	5/1/22	1,500,000	1,818,705
				8,168,141
Massachusetts - 4.6%
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/23	3,250,000	3,952,845
Massachusetts College Building Authority,
Revenue	5.00	5/1/27	1,800,000	2,159,424
Massachusetts Development Finance
Agency,
Revenue (Bentley University Issue)	5.00	7/1/23	2,550,000	2,871,070
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/25	1,000,000	1,185,420
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/34	2,630,000	3,264,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts - 4.6% (continued)
Massachusetts Development Finance
Agency,
Revenue (Tufts Medical Center Issue)	5.50	1/1/22	2,990,000	3,520,874
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue K)	5.00	7/1/22	6,645,000	7,634,706
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	10/15/23	2,500,000	2,986,400
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/24	5,000,000	6,096,650
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/28	2,000,000	2,432,720
				36,104,859
Michigan - 3.6%
Detroit,
Sewage Disposal System Senior Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/19	1,635,000	1,824,235
Detroit School District,
School Building and Site Improvement
Bonds (GO - Unlimited Tax) (Insured;
FGIC)	6.00	5/1/19	2,965,000	3,342,089
Michigan,
GO (Environmental Program)	5.00	11/1/19	2,000,000	2,265,020
Michigan Finance Authority,
HR (Beaumont Health Credit Group)	5.00	8/1/25	3,180,000	3,945,776
Michigan Finance Authority,
HR (Oakwood Obligated Group)	5.00	8/15/30	3,870,000	4,585,834
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,000,000	1,197,250
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/23	5,000,000	6,081,800
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/18	2,500,000	2,702,000
Wayne County Airport Authority,
Junior Lien Airport Revenue (Detroit
Metropolitan Wayne County Airport)
(Insured; National Public Finance
Guarantee Corp.)	5.00	12/1/22	2,500,000	2,624,000
				28,568,004
Minnesota - .2%
Western Minnesota Municipal Power
Agency,
Power Supply Revenue	5.00	1/1/24	1,000,000	1,250,840

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri - 2.8%
Kansas City,
General Improvement Airport Revenue	5.00	9/1/19	4,000,000		4,454,920
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.00	6/1/28	1,495,000		1,747,685
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.00	6/1/30	2,425,000		2,816,613
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00	11/15/35	3,705,000		4,433,699
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (Saint Luke's
Health System, Inc.)	5.00	11/15/26	1,000,000		1,277,130
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (Saint Luke's
Health System, Inc.)	5.00	11/15/28	1,300,000		1,627,158
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Iatan 2
Project)	5.00	1/1/32	1,550,000		1,842,392
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Prairie State
Project)	5.00	12/1/30	3,270,000		3,997,935
					22,197,532
Nebraska - 1.1%
Public Power Generation Agency,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/29	4,750,000		5,806,067
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/30	2,250,000		2,734,875
					8,540,942
Nevada - 1.5%
Clark County,
Airport System Revenue	5.00	7/1/22	3,300,000		3,742,101
Director of the State of Nevada Department
of Business and Industry,
SWDR (Republic Services, Inc. Project)	5.63	6/1/18	5,000,000		5,323,500
Las Vegas Valley Water District,
Limited Tax GO (Additionally Secured
by Southern Nevada Water Authority
Pledged Revenues)	5.00	6/1/25	2,100,000		2,539,467
					11,605,068
New Hampshire - .7%
New Hampshire Business Finance
Authority,
PCR (The United Illuminating Company
Project) (Insured; AMBAC)	1.02	10/1/33	6,000,000	[e]	5,535,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 2.2%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/28	2,250,000		2,529,518
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/29	1,400,000		1,630,818
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/31	4,000,000		4,640,320
Rutgers The State University,
GO	5.00	5/1/29	6,840,000		8,253,691
					17,054,347
New Mexico - .9%
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue	1.08	8/1/19	5,000,000	[e]	4,979,400
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue (SBPA; Royal Bank
of Canada)	0.98	2/1/19	2,500,000	[e]	2,493,575
					7,472,975
New York - 6.4%
New York City,
GO	5.00	8/1/20	2,655,000		3,079,827
New York City,
GO	5.00	3/1/25	3,300,000		4,169,022
New York City,
GO	5.00	8/1/28	5,000,000		5,957,300
New York City Health and Hospitals
Corporation,
Health System Revenue	5.00	2/15/22	4,385,000		5,005,828
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/20	3,035,000		3,378,198
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	5/1/28	4,400,000		5,423,704
New York Liberty Development
Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	2,000,000		2,752,980
New York State Dormitory Authority,
Revenue (New York University
Hospitals Center) (Prerefunded)	5.25	7/1/17	100,000	[a]	103,949
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.25	2/15/21	2,490,000		2,759,792
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/25	3,925,000		4,992,090
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/32	4,000,000		4,959,000

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 6.4% (continued)
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose) (Prerefunded)	5.25	2/15/19	10,000	[a]	11,123
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/31	1,000,000		1,101,820
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/34	1,000,000		1,174,490
Suffolk Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.38	6/1/28	735,000		764,915
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	0.68	12/3/19	5,000,000	[e]	4,946,350
					50,580,388
North Carolina - .8%
North Carolina,
Capital Improvement Limited
Obligation Bonds	5.00	5/1/30	4,000,000		4,670,040
North Carolina Eastern Municipal Power
Agency,
Power System Revenue (Escrowed to
Maturity)	5.00	1/1/21	1,200,000		1,385,160
					6,055,200
Ohio - .4%
Montgomery County,
Revenue (Miami Valley Hospital)	5.75	11/15/22	2,970,000		3,530,795
Oregon - .2%
Port of Portland,
Revenue (Portland International
Airport)	5.00	7/1/35	1,000,000		1,220,950
Pennsylvania - 3.5%
Allegheny County Airport Authority,
Airport Revenue (Pittsburgh
International Airport) (Insured; FGIC)	5.00	1/1/19	3,395,000		3,703,266
Chester County Industrial Development
Authority,
Revenue (Avon Grove Charter School
Project)	5.65	12/15/17	180,000		184,898
Montgomery County Higher Education and
Health Authority,
HR (Abington Memorial Hospital
Obligated Group)	5.00	6/1/21	6,585,000		7,727,958
Pennsylvania Higher Educational Facilities
Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/25	1,700,000		2,169,115
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/27	1,800,000		2,145,348

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 3.5% (continued)
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/31	1,650,000		2,022,323
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/28	3,250,000		3,979,527
Philadelphia Authority for Industrial
Development,
Revenue (Independence Charter School
Project)	5.38	9/15/17	740,000		754,748
Philadelphia School District,
GO	5.00	9/1/17	1,160,000		1,200,786
Philadelphia School District,
GO	5.00	9/1/21	3,555,000		3,935,776
					27,823,745
South Carolina - 1.1%
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,000,000		5,657,500
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/25	2,320,000		2,915,915
					8,573,415
Tennessee - .2%
Tennessee Energy Acquisition Corporation,
Gas Project Revenue	5.25	9/1/26	1,505,000		1,899,596
Texas - 8.0%
Austin,
Electric Utility System Revenue	5.00	11/15/23	1,550,000		1,795,675
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/32	1,350,000		1,627,857
Cypress-Fairbanks Independent School
District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/27	5,000,000		6,227,050
Dallas and Fort Worth,
Joint Revenue (Dallas-Fort Worth
International Airport)	5.00	11/1/22	4,000,000		4,793,720
Harris County,
Tax Road GO	5.00	10/1/27	2,500,000		3,197,675
Harris County Metropolitan Transit
Authority,
Sales and Use Tax Revenue
(Prerefunded)	5.00	11/1/21	2,500,000	[a]	3,014,625
Harris County-Houston Sports Authority,
Senior Lien Revenue	5.00	11/15/28	2,500,000		3,051,950
Harris County-Houston Sports Authority,
Senior Lien Revenue	5.00	11/15/29	2,325,000		2,826,084
Houston,
Airport System Subordinate Lien
Revenue (Insured; XLCA)	1.04	7/1/32	1,800,000	[e]	1,658,250
Houston,
Combined Utility System First Lien
Revenue	5.00	11/15/20	2,725,000		3,185,961
Houston,
Combined Utility System First Lien
Revenue	5.00	11/15/29	2,500,000		2,966,175
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/23	385,000		409,628

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas - 8.0% (continued)
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/31	5,000,000	6,064,750
Plano Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/26	3,000,000	3,907,830
San Antonio,
Municipal Drainage Utility System
Revenue	5.00	2/1/28	5,000,000	6,076,350
San Antonio,
Water System Revenue	5.00	5/15/29	1,355,000	1,539,483
Tarrant County Cultural Education
Facilities Finance Corporation,
HR (Baylor Scott and White Health
Project)	5.00	11/15/31	1,400,000	1,743,630
Texas,
GO (College Student Loan Bonds)	5.50	8/1/19	3,500,000	3,973,445
Texas Transportation Commission,
Central Texas Turnpike System Second
Tier Revenue	5.00	8/15/31	2,500,000	2,986,150
Texas Water Development Board,
State Revolving Fund Subordinate Lien
Revenue	5.00	7/15/23	2,000,000	2,236,400
				63,282,688
Virginia - .4%
Virginia College Building Authority,
Educational Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/22	3,000,000	3,524,250
Washington - 3.4%
Port of Seattle,
Intermediate Lien Revenue	5.00	8/1/28	2,485,000	2,940,227
Port of Seattle,
Intermediate Lien Revenue	5.00	3/1/34	2,000,000	2,416,880
Port of Seattle,
Limited Tax GO	5.75	12/1/25	830,000	1,001,171
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	9/1/27	5,025,000	6,009,347
Washington,
GO (Various Purpose)	5.00	2/1/22	2,500,000	2,848,925
Washington,
Motor Vehicle Fuel Tax GO	5.00	7/1/23	5,030,000	6,259,885
Washington,
Motor Vehicle Fuel Tax GO	5.00	2/1/24	4,315,000	5,303,696
				26,780,131
West Virginia - .2%
West Virginia University Board of
Governors,
University Improvement Revenue
(West Virginia University Projects)	5.00	10/1/22	1,475,000	1,753,392
Wisconsin - 1.3%
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/36	4,500,000	5,362,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin - 1.3% (continued)
Wisconsin Health and Educational
Facilities Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	12/1/28	1,890,000	2,304,723
Wisconsin Health and Educational
Facilities Authority,
Revenue (ProHealth Care, Inc.
Obligated Group)	5.00	8/15/33	2,250,000	2,672,258
				10,339,181

Total Investments (cost $724,145,896)			98.9%	783,698,656
Cash and Receivables (Net)			1.1%	8,936,157
Net Assets			100.0%	792,634,813

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, these securities were valued at $2,150,209 or .27% of net assets.
d Non-income producing—security in default.
e Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
August 31, 2016 (Unaudited)

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	782,498,776	1,199,880	783,698,656
† See Statement of Investments for additional detailed categorizations.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 5/31/2016	899,970
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	299,910
Purchases/Issuances	-
Sales/Dispositions	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 8/31/2016	1,199,880
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 8/31/2016	299,910

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2016, accumulated net unrealized appreciation on investments was $59,552,760, consisting of $61,510,566 gross unrealized appreciation and $1,957,806 gross unrealized depreciation.

At August 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Intermediate Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 14, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)